Organization (Details) - Schedule of subsidiaries	12 Months Ended
Dec. 31, 2021
Aptorum Therapeutics Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Jun. 30, 2016
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	May 16, 2017
Ownership	100.00%
Place of incorporation	Hong Kong
Principle activities	Provision of management services to its holding company and fellow subsidiaries
Aptorum Medical Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Aug. 28, 2017
Ownership	92.00%
Place of incorporation	Cayman Islands
Principle activities	Provision of medical clinic services
Aptorum Innovations Holding Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Apr. 15, 2019
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Investment holding company
Aptorum Innovations Holding Pte. Ltd. [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Jun. 05, 2019
Ownership	75.00%
Place of incorporation	Singapore
Principle activities	Research and development of life science and biopharmaceutical products
Acticule Life Sciences Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Jun. 30, 2017
Ownership	80.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Aug. 02, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Nativus Life Sciences Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Jul. 07, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Videns Incorporation Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Mar. 02, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Mios Pharmaceuticals Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Mar. 06, 2018
Ownership	97.93%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Nov. 04, 2016
Ownership	90.00%
Place of incorporation	Hong Kong
Principle activities	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Jul. 19, 2017
Ownership	97.93%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products
Signate Life Sciences Limited [Member]
Organization (Details) - Schedule of subsidiaries [Line Items]
Incorporation date	Aug. 28, 2017
Ownership	100.00%
Place of incorporation	Cayman Islands
Principle activities	Research and development of life science and biopharmaceutical products